Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flows From Operating Activities [Line Items]
Interest income	₩ 279,607	₩ 271,925	₩ 273,460
Interest expenses	356,345	293,854	263,389
Gain loss valuation Of financial assets	13,920	44,833	(64,660)
BC Card Co Ltd [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Interest income	112,973	68,869	27,440
Interest expenses	55,677	27,060	5,458
Dividend income	1,759	₩ 2,299	₩ 1,340
KT Estate Inc [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Gains (losses) on disposals of investment properties	49,752
KT Investment Co Ltd [Member]
Disclosure Of Cash Flows From Operating Activities [Line Items]
Gain loss valuation Of financial assets	₩ 11,112